Summary of Significant Accounting Policies - Schedule of Revenues Disaggregated by Revenue Source and Geographical Location (Details) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Total revenue	$ 229,142	$ 549,540	$ 439,505	$ 1,134,899	$ 1,510,875	$ 610,323
United States [Member]
Total revenue			439,505	1,118,486	1,494,462	610,323
Hong Kong [Member]
Total revenue				$ 16,413	$ 16,413